INCOME TAXES (Schedule of Deferred Tax Asset/Liability) (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	[1]	$ 72,658	$ 78,783
Employees benefits and compensation	[1]	6,813	4,819
Accruals and reserves	[1]	3,312	3,341
Research and development	[1]	18,179	15,276
Others	[1]	3,453	5,068
Gross deferred tax assets - long-term	[1]	104,415	107,287
Valuation allowance, see F below	[1]	(10,745)	(7,266)
Deferred tax assets	[1]	93,670	100,021
Deferred tax liabilities- long-term:
Depreciation and amortization	[1]	(76,136)	(77,966)
Others	[1]	(1,018)	(931)
Deferred tax liabilities	[1]	(77,154)	(78,897)
Noncurrent Assets [Member]
Deferred tax assets:
Deferred tax assets		57,802	66,362
Other long-term debt [Member]
Deferred tax liabilities- long-term:
Deferred tax liabilities		$ (41,286)	$ (45,238)

[1]	Deferred tax assets and liabilities relating to Tower for the years 2020 and 2019 are computed based on the Israeli preferred enterprise tax rate of 7.5%.